Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 46,067,000,000	$ 1,661	$ 42,826,000,000	$ 41,867,000,000
Adjustments for:
Depreciation	31,832,000,000	1,148	30,942,000,000	30,923,000,000
Amortization	6,569,000,000	237	5,424,000,000	4,253,000,000
Amortization of incremental costs of obtaining contracts	815,000,000	29	772,000,000	1,173,000,000
Expected credit loss (reversal of credit loss)	143,000,000	5	45,000,000	(125,000,000)
Interest expense	218,000,000	8	206,000,000	104,000,000
Interest income	(95,000,000)	(3)	(116,000,000)	(251,000,000)
Dividend income	(154,000,000)	(6)	(246,000,000)	(296,000,000)
Compensation cost of share-based payment transactions	19,000,000	0	8,000,000	2,000,000
Share of profits of associates and joint ventures accounted for using equity method	(421,000,000)	(15)	(244,000,000)	(459,000,000)
Loss (gain) on disposal of property, plant and equipment	3,000,000	0	(1,428,000,000)	38,000,000
Gain on disposal of investment properties	0	0	(151,000,000)	0
Loss on disposal of intangible assets	0	0	2,000,000	0
Loss (gain) on disposal of financial instruments	0	0	2,000,000	(4,000,000)
Gain on disposal of investments accounted for using equity method	(4,000,000)	0	(10,000,000)	(151,000,000)
Provision for impairment loss and obsolescence of inventory	207,000,000	7	1,161,000,000	475,000,000
Impairment loss on property, plant and equipment	0	0	0	93,000,000
Impairment loss on right-of-use assets	420,000,000	15	0	0
Reversal of impairment loss on investment properties	(83,000,000)	(3)	(27,000,000)	(57,000,000)
Impairment loss on intangible assets	29,000,000	1	9,000,000	9,000,000
Impairment loss on other assets	0	0	0	44,000,000
Valuation loss (gain) on financial assets and liabilities at fair value through profit or loss, net	(243,000,000)	(9)	99,000,000	38,000,000
Others	(133,000,000)	(5)	4,000,000	(26,000,000)
Changes in operating assets and liabilities:
Contract assets	(336,000,000)	(12)	(203,000,000)	173,000,000
Trade notes and accounts receivable	(1,339,000,000)	(48)	4,071,000,000	4,039,000,000
Receivables from related parties	189,000,000	7	(214,000,000)	7,000,000
Inventories	875,000,000	32	3,915,000,000	(2,698,000,000)
Prepayments	392,000,000	14	173,000,000	115,000,000
Other current monetary assets	(386,000,000)	(14)	355,000,000	(155,000,000)
Other current assets	(630,000,000)	(23)	156,000,000	146,000,000
Incremental cost of obtaining contracts	(803,000,000)	(29)	(829,000,000)	(781,000,000)
Contract liabilities	(1,652,000,000)	(60)	(3,289,000,000)	6,701,000,000
Trade notes and accounts payable	2,468,000,000	89	21,000,000	(5,152,000,000)
Payables to related parties	(255,000,000)	(9)	(8,000,000)	(264,000,000)
Other payables	248,000,000	9	(924,000,000)	697,000,000
Provisions	13,000,000	0	95,000,000	97,000,000
Other current liabilities	(12,000,000)	0	46,000,000	(159,000,000)
Net defined benefit plans	(756,000,000)	(27)	(174,000,000)	534,000,000
Cash generated from operations	83,205,000,000	2,999	82,469,000,000	80,950,000,000
Interests paid	(192,000,000)	(6)	(161,000,000)	(104,000,000)
Income taxes paid	(8,155,000,000)	(294)	(7,852,000,000)	(8,419,000,000)
Net cash provided by operating activities	74,858,000,000	2,699	74,456,000,000	72,427,000,000
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through other comprehensive income	(313,000,000)	(11)	(85,000,000)	(60,000,000)
Proceeds from disposal of financial assets at fair value through other comprehensive income	2,912,000,000	105	297,000,000	0
Proceeds from return of financial assets at fair value through other comprehensive income	0	0	0	9,000,000
Acquisition of financial assets at fair value through profit or loss	(44,000,000)	(2)	(39,000,000)	(443,000,000)
Proceeds from disposal of financial assets at fair value through profit or loss	25,000,000	1	30,000,000	146,000,000
Acquisition of time deposits and negotiable certificates of deposit with maturities of more than three months	(17,369,000,000)	(626)	(5,216,000,000)	(14,381,000,000)
Proceeds from disposal of time deposits and negotiable certificates of deposit with maturities of more than three months	18,446,000,000	665	6,630,000,000	16,520,000,000
Acquisition of repurchase agreements collateralized by bonds with maturities of more than three months	0	0	0	(15,000,000)
Proceeds from disposal of repurchase agreements collateralized by bonds with maturities of more than three months	0	0	15,000,000	0
Acquisition of investments accounted for using equity method	(330,000,000)	(12)	(10,000,000)	(4,190,000,000)
Proceeds from disposal of investments accounted for using equity method	9,000,000	0	0	32,000,000
Acquisition of property, plant and equipment	(35,333,000,000)	(1,274)	(23,511,000,000)	(24,166,000,000)
Proceeds from disposal of property, plant and equipment	27,000,000	1	319,000,000	48,000,000
Acquisition of intangible assets	(256,000,000)	(9)	(47,605,000,000)	(363,000,000)
Acquisition of investment properties	(1,000,000)	0	(54,000,000)	(1,000,000)
Proceeds from disposal of investment properties	0	0	188,000,000	0
Decrease (increase) in other noncurrent assets	338,000,000	12	(208,000,000)	(1,122,000,000)
Interests received	95,000,000	3	125,000,000	257,000,000
Dividends received	622,000,000	22	516,000,000	602,000,000
Net cash inflow on acquisition of subsidiaries	0	0	354,000,000	0
Net cash used in investing activities	(31,172,000,000)	(1,125)	(68,254,000,000)	(27,127,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	154,000,000	6	115,000,000	575,000,000
Repayments of short-term loans	(156,000,000)	(6)	(142,000,000)	(585,000,000)
Proceeds from short-term bills payable	5,000,000,000	180	41,000,000,000	0
Repayments of short-term bills payable	(12,000,000,000)	(433)	(34,000,000,000)	0
Proceeds from issuance of bonds	7,000,000,000	252	20,000,000,000	0
Payments for transaction costs attributable to the issuance of bonds	(7,000,000)	0	(21,000,000)	0
Increase in customers’ deposits	477,000,000	17	62,000,000	8,000,000
Payments for the principal of lease liabilities	(3,729,000,000)	(134)	(3,683,000,000)	(3,728,000,000)
Increase in other noncurrent liabilities	3,191,000,000	115	342,000,000	233,000,000
Cash dividends paid	(33,404,000,000)	(1,204)	(32,783,000,000)	(34,746,000,000)
Cash dividends distributed to noncontrolling interests	(896,000,000)	(32)	(775,000,000)	(710,000,000)
Change in other noncontrolling interests	54,000,000	2	81,000,000	18,000,000
Unclaimed dividend	2,000,000	0	2,000,000	1,000,000
Net cash used in financing activities	(34,314,000,000)	(1,237)	(9,802,000,000)	(38,934,000,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(13,000,000)	0	(30,000,000)	39,000,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,359,000,000	337	(3,630,000,000)	6,405,000,000
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	30,420,000,000	1,097	34,050,000,000	27,645,000,000
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 39,779,000,000	$ 1,434	$ 30,420,000,000	$ 34,050,000,000